Statement of Additional Information (SAI) Supplement American Century ETF Trust
Supplement dated May 17, 2025 ■ Statement of Additional Information dated January 1, 2025

Rob Brookby, Vice President and Senior Portfolio Manager, no longer serves as portfolio manager for the fund effective
May 16, 2025.

The following entry is added for Yusuf Anwar in the Accounts Managed table on pages 24-25 of the SAI:

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Yusuf Anwar[1]	Number of Accounts	1	0	1
	Assets	$81.7 million[2]	$0	$886.5 thousand
1 Information provided as of May 12, 2025.
2 Includes $81.7 million in American Century Mid Cap Growth Impact ETF.

The following entry for Yusuf Anwar is added in the Ownership of Securities table on page 27 of the SAI:

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
American Century Mid Cap Growth Impact ETF
Yusuf Anwar[1]	B
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000
1 Information provided as of May 12, 2025.

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